Investments (Schedule of Investments) (Details) - C3J [Member]	Dec. 31, 2017 USD ($)
Fair Value	$ 9,651,000
Gross Unrealized Loss	(7,000)
Amortized Cost	9,658,000
Corporate Debt Securities [Member]
Fair Value	9,651,000
Gross Unrealized Loss	(7,000)
Amortized Cost	$ 9,658,000